Share-Based Compensation Weighting for Components of Performance Based RSU Awards (Details) (PLC Long Term Incentive Plan [Member])	1 Months Ended				0 Months Ended
	Feb. 28, 2014		Feb. 28, 2013		Feb. 15, 2012
2014 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Return on Net Assets (1)	50.00%	[1]
Cumulative earnings per share (2)	30.00%	[2]
Relative Total Shareholder Return (3)	20.00%	[3]
2013 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Return on Net Assets (1)			50.00%	[1]
Cumulative earnings per share (2)			30.00%	[2]
Relative Total Shareholder Return (3)			20.00%	[3]
2012 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Return on Net Assets (1)					50.00%	[1]
Cumulative Net Income					30.00%
Relative Total Shareholder Return (3)					20.00%	[3]

[1]	Average return on net assets is measured by tax-affected operating income divided by average net working capital plus average net property, plant and equipment for each calendar year during the respective performance period.
[2]	Cumulative earnings per share is measured by net income attributable to Delphi divided by the weighted average number of diluted shares outstanding for the respective three-year performance period.
[3]	Relative total shareholder return is measured by comparing the average closing price per share of the Company’s ordinary shares for all available trading days in the fourth quarter of the end of the performance period to the average closing price per share of the Company’s ordinary shares for all available trading days in the fourth quarter of the year preceding the grant, including dividends, and assessed against a comparable measure of competitor and peer group companies.